UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--145.8%	Rate (%)	Date	Amount ($)	Value ($)
Alaska--1.0%
Alaska Housing Finance
Corporation, Single-Family
Residential Mortgage Revenue
(Veterans Mortgage Program)	6.25	6/1/35	3,975,000	3,988,356
Arizona--7.3%
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	13,200,000 a,b	13,697,904
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	6,010,000	6,482,085
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000	3,372,680
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	5,000,000	5,054,600
Arkansas--.5%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	1,915,000	2,000,658
California--18.0%
Beverly Hills Unified School
District, GO	0.00	8/1/30	8,000,000 c	2,688,080
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000	8,010,678

California,
GO (Various Purpose)	5.00	11/1/32	2,600,000	2,410,252
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000	5,413,350
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000	5,185,250
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,951,475
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,332,600
California Enterprise Development
Authority, Sewage Facilities
Revenue (Anheuser-Busch
Project)	5.30	9/1/47	1,000,000	941,270
California Housing Finance Agency,
Home Mortgage Revenue	5.05	8/1/27	2,500,000	2,311,450
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.13	11/1/23	1,500,000	1,499,160
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,535,000	8,121,221
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000	2,977,464
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/24	5,220,000 c	2,385,905
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000	4,320,920
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,618,900
San Francisco City and County
Public Utilities Commission,

San Francisco Water Revenue	5.00	11/1/29	4,000,000	4,222,800
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts Numbers
2,3 and 4)	5.13	8/1/38	5,000,000	5,121,850
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000 c	1,633,278
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	2,000,000	2,185,020
Colorado--3.3%
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	2,500,000	1,963,200
Colorado Health Facilities
Authority, Revenue (American
Housing Foundation I, Inc.
Project) (Prerefunded)	8.50	12/1/11	1,815,000 d	2,040,895
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,230,000	1,307,269
Northwest Parkway Public Highway
Authority, Revenue
(Prerefunded)	7.13	6/15/11	7,000,000 d	7,713,930
Connecticut--3.6%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	9,000,000	9,053,010
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	4,984,651

District of Columbia--1.6%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46	104,040,000 c	4,041,954
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	2,100,000	2,078,433
Florida--5.9%
Florida Housing Finance
Corporation, Housing Revenue
(Seminole Ridge Apartments)
(Collateralized; GNMA)	6.00	4/1/41	6,415,000	6,499,165
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	2,875,000	2,881,210
Miami-Dade County,
Water and Sewer System Revenue	5.00	10/1/34	3,000,000 e	3,004,740
Orange County Health Facilities
Authority, Revenue (Adventist
Health System) (Prerefunded)	6.25	11/15/12	3,000,000 d	3,375,240
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	4,500,000	4,768,020
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	2,500,000	2,539,300
Georgia--4.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000	5,169,111
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,750,000	3,890,925
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,265,250
Georgia Housing and Finance

Authority, SFMR	5.60	12/1/32	2,060,000	2,072,154
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000	2,670,668
Idaho--.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	220,000	220,277
Illinois--2.1%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	1,195,000	1,255,252
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,020,000	1,791,033
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)
(Prerefunded)	6.13	11/15/10	5,000,000 d	5,208,000
Indiana--1.6%
Franklin Township School Building
Corporation, First Mortgage
Bonds (Prerefunded)	6.13	7/15/10	6,000,000 d	6,258,060
Kentucky--.3%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project)	6.13	2/1/37	1,000,000	1,036,440
Louisiana--2.5%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	1,987,000	1,659,681
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	4,114,640
West Feliciana Parish,

PCR (Entergy Gulf States
Project)	7.00	11/1/15	1,270,000	1,271,105
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	6.60	9/1/28	2,545,000	2,547,011
Maryland--1.6%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,022,460
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	1,791,350
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	3,710,000	3,457,497
Massachusetts--7.6%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,200,000 a,b	10,753,656
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)
(Prerefunded)	9.00	12/15/12	1,700,000 d	2,032,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	115,000	118,011
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,000,000	5,334,750
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	5,000,000	5,581,750

Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	6,000,000	6,023,400
Michigan--6.9%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	3,500,000	4,210,605
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	4,000,000	3,339,000
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,420,000	6,578,349
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	5,000,000	5,915,400
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	8,260,000	6,939,722
Mississippi--1.1%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	4,260,000	4,259,617
Missouri--1.4%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (BJC Health
System)	5.25	5/15/32	5,525,000	5,612,737
Nevada--2.6%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	5,500,000	5,118,685
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	4,980,700
New Hampshire--3.6%

New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	2,690,000	2,732,125
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	6,000,000	6,093,960
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,407,506
New Jersey--5.3%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000	5,447,700
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	3,000,000	3,004,650
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	250,000	196,193
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,095,000 d	12,018,905
New York--7.6%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	10,000,000 a,b	10,800,350
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000	3,460,890
Metropolitan Transportation
Authority, Transportation

Revenue	6.25	11/15/23	8,425,000	9,798,781
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000	5,017,950
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000	781,527
North Carolina--.6%
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	2,220,000	2,221,376
Ohio--1.6%
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000	4,401,222
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000 b	1,817,552
Oregon--.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,500,000	1,515,030
Pennsylvania--.9%
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/39	3,545,000	3,622,990
Rhode Island--1.5%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000	5,741,300
South Carolina--1.8%
Greenville Hospital System,

Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000	7,149,590
Tennessee--4.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	2,000,000 d	2,272,920
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	4,875,000 d	5,504,119
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	6,000,000 f	2,800,500
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000	2,833,650
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	3,000,000	3,321,570
Tennessee Housing Development
Agency, Homeownership Program
Revenue	6.00	1/1/28	1,180,000	1,202,750
Texas--22.1%
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	1,750,000 b	1,189,055
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	3,000,000	3,000,600
Gregg County Health Facilities
Development Corporation, HR

(Good Shepherd Medical Center
Project) (Insured; Radian)
(Prerefunded)	6.38	10/1/10	2,500,000 d	2,610,450
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	9,290,000	10,462,491
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System) (Prerefunded)	6.38	6/1/11	7,000,000 d	7,593,040
Harris County Hospital District,
Senior Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	2/15/42	5,000,000	4,769,400
Harris County-Houston Sports
Authority, Third Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	11/15/31	9,685,000 c	2,132,540
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000	5,667,450
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and Power
Company Project) (Insured;
AMBAC)	5.13	11/1/28	4,295,000	4,060,192
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	14,705,000	15,787,435
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000	6,766,973
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	4,900,000	3,021,291
Texas
(Veterans' Land)	6.00	12/1/30	3,935,000	3,957,311
Texas Department of Housing and

Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	12.33	7/2/24	800,000 g	913,472
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	5,035,000	5,077,646
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	5,375,000	5,325,228
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000	4,504,688
Virginia--6.7%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; Assured Guaranty
Municipal Corp.)	11.17	8/23/27	7,350,000 g	8,474,329
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	5,250,000	5,741,663
Virginia Housing Development
Authority, Rental Housing
Revenue	6.20	8/1/24	8,520,000	8,573,165
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	3,000,000	3,438,090
Washington--1.7%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	6,000,000	6,459,240
West Virginia--1.9%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison

Station Project)	5.50	10/15/37	7,920,000	7,278,480
Wisconsin--7.1%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	6,455,000	6,965,590
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	14,570,000 d	16,531,559
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,083,640
U.S. Related--5.3%
Government of Guam,
GO	7.00	11/15/39	1,500,000	1,606,560
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000	1,497,960
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	3,500,000	3,603,075
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,502,750
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000	10,498,700
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien/Capital
Projects)	5.00	10/1/39	1,250,000	1,127,150
Total Long-Term Municipal Investments
(cost $567,702,200)				570,064,358
Short-Term Municipal	Coupon	Maturity	Principal
Investments--5.3%	Rate (%)	Date	Amount ($)	Value ($)
California--1.3%
California Department of Water
Resources, Power Supply

Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.11	3/1/10	5,000,000 h	5,000,000
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Saint Luke's Regional
Medical Center Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Bank of Montreal)	0.17	3/1/10	700,000 h	700,000
Massachusetts--1.2%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	0.09	3/1/10	5,000,000 h	5,000,000
New York--1.3%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/10	5,000,000 h	5,000,000
Utah--1.3%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.12	3/1/10	5,000,000 h	5,000,000
Total Short-Term Municipal Investments
(cost $20,700,000)				20,700,000
Total Investments (cost $588,402,200)			151.1%	590,764,358
Liabilities, Less Cash and Receivables			(3.5%)	(13,724,687)
Preferred Stock, at redemption value			(47.6%)	(186,000,000)
Net Assets Applicable to Common Shareholders			100.0%	391,039,671

a	Collateral for floating rate borrowings.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010 these securities had a total market value of $38,258,517 or 9.8% of net assets applicable to Common Shareholders.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e	Purchased on a delayed delivery basis.
f	Non-income producing--security in default.
g	Inverse floater security--the interest rate is subject to change periodically.
h	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $588,402,200. Net unrealized appreciation on investments was $2,362,158 of which $30,355,656 related to appreciated investment securities and $27,993,498 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue

PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	590,764,358	-	590,764,358

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal securities and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)